CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 13,310	$ 13,866
Short term bank deposits	5,567	4,275
Available for sale securities	0	409
Accounts receivable, net
Trade	850	1,763
Other	159	271
Prepaid expenses	95	51
Deferred cost of revenues	584	1,056
Deferred taxes	124	192
Inventory	13	29
Total current assets	20,702	21,912
INVESTMENTS AND OTHER NON CURRENT ASSETS:
Available for sale securities	504	473
Severance pay fund	1,399	1,213
Deferred cost of revenues	0	28
Deferred taxes	15	85
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	681	880
GOODWILL	5,430	5,430
Total assets	28,731	30,021
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade	113	749
Other	1,151	1,214
Deferred revenues	2,259	2,950
Total current liabilities	3,523	4,913
LONG TERM LIABILITIES:
Deferred revenues	487	633
Employees' rights upon retirement	1,615	1,456
Total liabilities	5,625	7,002
SHAREHOLDERS' EQUITY:
Share capital	54	54
Additional paid-in capital	30,138	30,058
Accumulated other comprehensive income	17	(70)
Differences from translation of foreign currency financial statements of a subsidiary	(1,043)	(1,149)
Treasury shares	(2,360)	(2,401)
Accumulated deficit	(3,700)	(3,473)
Total shareholders' equity	23,106	23,019
Total liabilities and shareholders' equity	$ 28,731	$ 30,021